EQUITY - Composition of share capital (Details) - $ / shares	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Number of share outsatanding	47,481,609		36,138,588		34,606,789	29,514,698
Number of share authorized		350,000,000	26,094,980
Par value per share	$ 0.00001		$ 0.00001
Preferred shares
EQUITY
Number of share outsatanding			27,660,151	27,660,146	27,660,151	23,323,730
Number of share authorized	1,000,000
Par value per share	$ 0.00001
Series Seed Preferred shares
EQUITY
Number of share outsatanding			2,455,606		2,455,606
Number of share authorized			698,000
Par value per share			$ 0.00001
Series A1 Preferred shares
EQUITY
Number of share outsatanding			4,623,734		4,623,734
Number of share authorized			1,314,285
Par value per share			$ 0.00001
Series A2 Preferred shares
EQUITY
Number of share outsatanding			932,227		932,227
Number of share authorized			264,983
Par value per share			$ 0.00001
Series B Preferred shares
EQUITY
Number of share outsatanding			8,276,043		8,276,043
Number of share authorized			2,352,445
Par value per share			$ 0.00001
Series C Preferred shares
EQUITY
Number of share outsatanding			11,372,541		11,372,541
Number of share authorized			5,232,616
Par value per share			$ 0.00001
Ordinary shares
EQUITY
Number of share outsatanding	47,481,609		8,478,437		6,946,638
Number of share authorized	350,000,000		16,232,651
Par value per share	$ 0.00001		$ 0.00001